Assets Subject To Lien And Assets Acquired Through Foreclosures Collaterals held that can be disposed and recollateralized regardless of defaults of counterparties (Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Fair value of collateral available to sell or repledge and collateral sold or repledged [Line Items]
Fair values of collaterals	₩ 17,671,490,000,000	₩ 8,746,101,000,000
Fair values of collaterals were disposed or re-subjected to lien	₩ 0	₩ 0